Average Annual Total Returns - Investor - Vanguard Developed Markets Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 1 Year	Spliced Developed ex US Index (reflects no deduction for fees or expenses) 5 Years	Spliced Developed ex US Index (reflects no deduction for fees or expenses) Since Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Inception
Total	10.11%	8.21%	5.33%	Dec. 19, 2013	9.56%	7.48%	4.60%	Dec. 19, 2013	6.33%	6.34%	4.05%	Dec. 19, 2013	10.00%	8.35%	5.39%	10.00%	8.18%	5.43%	11.24%	9.07%	5.61%